SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue on the remaining performance obligations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Net revenue	¥ 4,477,929	$ 702,685	¥ 3,961,962	¥ 8,616,784
Post origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue on the remaining performance obligations	¥ 29,600		¥ 99,800
Health and life insurance | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	5 years	5 years
Health and life insurance | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	10 years	10 years
Property insurance
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Insurance policy term	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01 | Post origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized			74.00%
Revenue on the remaining performance obligation, Period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01 | Post origination services
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligation expected to be recognized	93.00%